Administrative Expenses - Summary of Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling General And Administrative Expense [Abstract]
Labour costs	€ 15,578	€ 19,060	€ 20,023
Professional services costs	4,409	4,761	4,076
Indirect taxes	2,354	2,261	2,022
Depreciation and amortization	1,580	1,585	1,301
Software and office maintainance	1,502	1,385	1,312
Travel expenses	868	2,226	2,712
Directors and audit committee fees	736	831	801
Mail & Phone	523	622	675
Printing & Stationery	278	381	457
Cars costs	195	236	487
Electronic data processing	12	12	96
Government grants related to PPE	(49)	(163)
Other	1,458	829	1,382
Total	€ 29,444	€ 34,026	€ 35,344